Share-based compensation - Changes in the share options (Details) - $ / shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Options granted Share Number
Outstanding as of beginning	248,955,519	182,748,565	198,964,123
Number of options granted	6,635,508	80,907,443	56,222,658
Cancelled/Forfeited	(7,204,505)	(14,700,489)	(72,438,216)
Exercised	(21,537,574)
Outstanding as of end	226,848,948	248,955,519	182,748,565
Weighted-average exercise price (US$)
Outstanding as of beginning (in dollars per share)	$ 0.0615	$ 0.0306	$ 0.0227
Granted (in dollars per share)	0.0589	0.1306	0.0861
Cancelled/Forfeited (in dollars per share)	0.1898	0.0579	0.052
Exercised	0.0068
Outstanding as of end (in dollars per share)	0.0632	0.0615	0.0306
Weighted-average grant date fair value (US$)
Outstanding as of beginning (in dollars per share)	0.1851	0.1245	0.1137
Granted (in dollars per share)	0.4133	0.3169	0.1417
Cancelled/Forfeited (in dollars per share)	0.208	0.158	0.108
Exercised	0.118
Outstanding as of end (in dollars per share)	$ 0.2086	$ 0.1851	$ 0.1245